Schedule of allocation of purchase price in aggregate (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Oct. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Business Combination [Line Items]
Identifiable intangible asset	[1]		¥ 38,606
Identifiable intangible asset, Amortization years			Indefinite
Cash			¥ 552,685
Deferred tax asset			26,237
Other assets			104,896
Deferred tax liability			(8,940)
Other liabilities			(14,425)
Non-controlling interest			(222,941)
Total purchase price is comprised of:			476,118
Goodwill			¥ 50,411	$ 11,405	¥ 79,759
Fundo Loans Pty Ltd [Member]
Business Combination [Line Items]
Identifiable intangible asset	[2]	¥ 123,450
Identifiable intangible asset, Amortization years		Indefinite
Cash		¥ 17,564
Other assets		141,537
Deferred tax liability		(42,078)
Other liabilities		(105,648)
Total purchase price is comprised of:		231,395
Fair value adjustment of property, equipment and software		16,811
Goodwill		79,759
cash consideration		159,861
fair value of previously held equity interests		¥ 71,534

[1]	The intangible asset refers to the Micro-Lending License of Yonghui Small Loan and the Multi-finance License of PIF that qualify the “contractual-legal” criterion. They are recognized at fair value.
[2]	The intangible asset refers to the Australian Credit License of Fundo that qualify the “contractual-legal” criterion. It is recognized at fair value.